Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000241270
Shareholder Report [Line Items]
Fund Name	Short-Term Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTES
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 440,000,000
Holdings Count | Holding	2,195
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$440
Number of Portfolio Holdings	2,195
Portfolio Turnover Rate	9%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	16.6%
1 to 3 Years	30.8%
3 to 5 Years	26.9%
5 to 10 Years	25.6%
10 to 20 Years	0.1%
20 to 30 Years	-%
Other Assets and Liabilities — Net	-%

Material Fund Change [Text Block]
C000198465
Shareholder Report [Line Items]
Fund Name	U.S. Minimum Volatility ETF
Class Name	ETF Shares
Trading Symbol	VFMV
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 102,000,000
Holdings Count | Holding	151
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$102
Number of Portfolio Holdings	151
Portfolio Turnover Rate	19%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	0.5%
Consumer Discretionary	14.2%
Consumer Staples	11.2%
Energy	5.2%
Financials	8.7%
Health Care	12.6%
Industrials	10.5%
Real Estate	0.3%
Technology	22.0%
Telecommunications	7.7%
Utilities	6.6%
Other Assets and Liabilities — Net	0.5%

Material Fund Change [Text Block]
C000198466
Shareholder Report [Line Items]
Fund Name	U.S. Momentum Factor ETF
Class Name	ETF Shares
Trading Symbol	VFMO
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 581,000,000
Holdings Count | Holding	619
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$581
Number of Portfolio Holdings	619
Portfolio Turnover Rate	43%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	2.5%
Consumer Discretionary	16.4%
Consumer Staples	3.1%
Energy	5.7%
Financials	17.0%
Health Care	13.2%
Industrials	23.8%
Real Estate	0.3%
Technology	15.7%
Telecommunications	1.5%
Utilities	0.3%
Other Assets and Liabilities — Net	0.5%

Material Fund Change [Text Block]
C000198481
Shareholder Report [Line Items]
Fund Name	U.S. Multifactor ETF
Class Name	ETF Shares
Trading Symbol	VFMF
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 269,000,000
Holdings Count | Holding	467
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$269
Number of Portfolio Holdings	467
Portfolio Turnover Rate	13%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	5.0%
Consumer Discretionary	19.1%
Consumer Staples	4.2%
Energy	12.6%
Financials	23.3%
Health Care	5.3%
Industrials	17.5%
Real Estate	0.3%
Technology	10.6%
Telecommunications	1.6%
Other Assets and Liabilities — Net	0.5%

Material Fund Change [Text Block]
C000198467
Shareholder Report [Line Items]
Fund Name	U.S. Multifactor Fund
Class Name	Admiral™ Shares
Trading Symbol	VFMFX
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 119,000,000
Holdings Count | Holding	440
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$119
Number of Portfolio Holdings	440
Portfolio Turnover Rate	28%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	4.2%
Consumer Discretionary	18.4%
Consumer Staples	3.7%
Energy	12.0%
Financials	23.9%
Health Care	6.0%
Industrials	17.4%
Real Estate	0.5%
Technology	10.8%
Telecommunications	1.6%
Other Assets and Liabilities — Net	1.5%

Material Fund Change [Text Block]
C000198469
Shareholder Report [Line Items]
Fund Name	U.S. Quality Factor ETF
Class Name	ETF Shares
Trading Symbol	VFQY
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 333,000,000
Holdings Count | Holding	371
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$333
Number of Portfolio Holdings	371
Portfolio Turnover Rate	18%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	2.9%
Consumer Discretionary	22.4%
Consumer Staples	5.7%
Energy	2.8%
Financials	11.9%
Health Care	10.5%
Industrials	22.9%
Technology	19.9%
Telecommunications	0.5%
Other Assets and Liabilities — Net	0.5%

Material Fund Change [Text Block]
C000198470
Shareholder Report [Line Items]
Fund Name	U.S. Value Factor ETF
Class Name	ETF Shares
Trading Symbol	VFVA
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 703,000,000
Holdings Count | Holding	573
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$703
Number of Portfolio Holdings	573
Portfolio Turnover Rate	18%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	5.2%
Consumer Discretionary	16.7%
Consumer Staples	7.0%
Energy	12.5%
Financials	25.8%
Health Care	8.3%
Industrials	14.1%
Real Estate	0.4%
Technology	5.2%
Telecommunications	4.3%
Other Assets and Liabilities — Net	0.5%

Material Fund Change [Text Block]